INVENTORY	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

Inventory consists of the following as of December 31,

	2019	2018
Pre-owned vehicles:
Powersport vehicles	$10,365,050	$9,783,093
Automobiles and trucks	47,599,433	43,081,136
	57,964,483	52,864,229
Less: Reserve	583,202	672,706
	$57,381,281	$52,191,523